Related Parties - Additional Information (Details) - Biotech Avenir SAS	6 Months Ended
Jun. 30, 2023 employee Co-founder
Disclosure of transactions between related parties [line items]
Number of co-founders hold share capital of related party | Co-founder	4
Number of employees hold share capital of related party | employee	12
Genfit
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (as a percent)	3.79%